ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS

The Fitness Container, LLC (DBA Aire Fitness)

On June 1, 2020, the Company signed an agreement for the acquisition of a majority interest in San Diego based manufacturing company, The Fitness Container, LLC dba “Aire Fitness” (www.airefitness.com), for 500,000 shares of common stock in TPT, vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading, a $500,000 promissory note payable primarily out of future capital raising and a 10% gross profit royalty from sales of drive through lab operations for the first year. Aire Fitness, in which TPT owns 75% is a California LLC founded in 2014 focused on custom designing, manufacturing, and selling high-end turnkey outdoor fitness studios and mobile medical testing labs. Aire Fitness has contracted with YMCAs, Parks and Recreation departments, Universities and Country Clubs which are currently using its mobile gyms.  Aire Fitness’ existing and future clients will be able to take advantage of TPT’s upcoming Broadband, TV and Social Media platform to offer virtual classes utilizing the company’s mobile gyms. The agreement included an employment agreement for Mario Garcia, former principal owner, which annual employment is to be at $120,000 plus customary employee benefits. This agreement was closed August 1, 2020.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs. Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$340,000
Accounts payable	157,252
Non-controlling interest	113,333
$610,585

Assets acquired at fair value:
Cash	$460
Accounts receivable	39,034
$39,494
Goodwill	$571,091

Included in the consolidated statement of operations for the three months ended March 31, 2021 is $40,333 in revenues and $22,574 of net losses.

TPT Strategic Merger with Southern Plains

On August 1, 2020, InnovaQor (name changed to TPT Strategic, Inc.), a wholly-owned subsidiary of the Company, entered into a Merger Agreement with the publicly traded company Southern Plains Oil Corp. (OTC PINK: SPLN prior to Merger Agreement). The SPLN Merger moved the Company’s subsidiary TPT Strategic one step closer to completing an executed Asset Purchase Agreement with Rennova Health, Inc. and positioned TPT Strategic to trade on the OTC Market. The Company was to receive 6,000,000 common shares as part of the Merger Agreement out of a total of 6,400,667 common shares outstanding.

During 2020, TPT Strategic authorized a Series A Super Majority Preferred Stock valued at $350,000 by management and issued to a third party in exchange for legal services. Effective September 30, 2020, the Series A Super Majority Preferred Stock was exchanged with TPT for a note payable of $350,000 payable in cash or common stock (see Note 5(2)). As such, as of September 30, 2020, the Company, for accounting purposes, took control of the merged TPT Strategic and reflected in it’s consolidated balance sheet the non-controlling interest of $219,058 in the liabilities under a license agreement valued at $3,500,000. This $3,500,000 was recorded as a Note Payable and expensed on InnovaQor’s books. During the three months ended March 31, 2021, the license agreement was cancelled and the non controlling interest reversed.

SpeedConnect Asset Acquisition

Effective April 2, 2019, the Company entered into an Asset Purchase Agreement with SpeedConnect, LLC (“SpeedConnect”) to acquire substantially all of the assets of SpeedConnect. On May 7, 2019, the Company closed the transaction underlying the Asset Purchase Agreement with SpeedConnect to acquire substantially all of the assets of SpeedConnect for $2 million and the assumption of certain liabilities. The Asset Purchase Agreement required a deposit of $500,000 made in April and an additional $500,000 payment to close. The additional $500,000 was paid and all other conditions were met to effectuate the sale of substantially all of the assets of SpeedConnect to the Company. As part of the closing, the Company entered into a Promissory Note to pay SpeedConnect $1,000,000 in two equal installments of $500,000 plus applicable interest at 10% per annum with the first installment payable within 30 days of closing and the second installment payable within 60 days of closing (but no later than July 6, 2019). The Company paid off the Promissory Note by June 11, 2019 and by amendment dated May 7, 2019, SpeedConnect forgave $250,000 of the Promissory Note.

The Company treated the asset acquisition as a business combination and has allocated the fair market value to assets received in excess of goodwill.

Purchase Price Allocation:

Effective date	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Included in the consolidated statement of operations for the year ended December 31, 2019 are the results of operations for TPT SpeedConnect for the period May 8, 2019 to December 31, 2019 as follows:

2019
Revenue	$8,002,875
Cost of Sales	4,826,475
Gross Profit	3,176,400
Expenses	(1,999,221)
Interest Expense	—
Income taxes	—
Net Income	$1,177,179

The Fitness Container, LLC (DBA Aire Fitness)

On June 1, 2020, the Company signed an agreement for the acquisition of a majority interest in San Diego based manufacturing company, The Fitness Container, LLC dba “Aire Fitness” (www.airefitness.com), for 500,000 shares of common stock in TPT, vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading, a $500,000 promissory note payable primarily out of future capital raising and a 10% gross profit royalty from sales of drive through lab operations for the first year. Aire Fitness, in which TPT owns 75% is a California LLC founded in 2014 focused on custom designing, manufacturing, and selling high-end turnkey outdoor fitness studios and mobile medical testing labs. Aire Fitness has contracted with YMCAs, Parks and Recreation departments, Universities and Country Clubs which are currently using its mobile gyms.  Aire Fitness’ existing and future clients will be able to take advantage of TPT’s upcoming Broadband, TV and Social Media platform to offer virtual classes utilizing the company’s mobile gyms. The agreement included an employment agreement for Mario Garcia, former principal owner, which annual employment is to be at $120,000 plus customary employee benefits. This agreement was closed August 1, 2020.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs. Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$340,000
Accounts payable	157,252
Non-controlling interest	113,333
$610,585

Assets acquired at fair value:
Cash	$460
Accounts receivable	39,034
$39,494
Goodwill	$571,091

Included in the consolidated statement of operations for the year ended December 31, 2020 is $56,300 of expenses which primarily related to payroll expenses. The were no outside revenues generated by Aire Fitness recorded From August 1, 2020 through December 31, 2020.

Had the acquisitions of TPT SpeedConnect and Aire Fitness occurred on January 1, 2019, condensed proforma results of operations for the years ended December 31, 2020 and 2019 would be as follows:

	2020	2019
Revenue	11,191,709	$11,630,775
Cost of Sales	7,270,166	6,513,624
Gross Profit	3,921,543	$5,117,151
Expenses	(12,305,652)	(7,844,692)
Other income (expense)	85,071	(10,875,850)
Net Loss	(8,299,039)	$(13,603,391)
Loss per share	(0.01)	$(0.10)

EPIC Reference Labs, Inc. Acquisition

On August 6, 2020, TPT MedTech signed a binding letter of intent with Rennova to acquire EPIC Reference Labs, Inc. (“EPIC”), wholly owned subsidiary of Rennova, for $750,000, comprised of a deposit of $25,000 within five days of signing and the remainder due either from 20% of net proceeds received from fund raising that the Company had initiated and as evidenced by SEC Filings or a minimum payment of $25,000 per month until paid in full. The first $25,000 payment was made and was accounted for as a deposit in the consolidated balance sheet. All defined laboratory equipment and a $100,000 lease deposit were to be excluded from the sales price. All liabilities incurred up to signing were to be discharged. Receivables existing at signing were to be 100% ownership of Rennova. There were no other significant assets. This acquisition would allow TPT MedTech to own a license to operate medical testing facilities.

TPT MedTech and Rennova subsequently agreed that the acquisition would be of an asset acquisition of substantially all of the assets of EPIC instead of acquiring the stock of EPIC, but that all other terms were to be consistent with the binding letter of intent. Until the change of ownership of the assets was complete, Rennova started operating the laboratory under a management agreement dated August 6, 2020 between TPT MedTech, LLC and Rennova. There are approximately $19,000 of expenses in our consolidated statement of operations under the management agreement.

Subsequently, TPT MedTech decided that it would not acquire the assets of EPIC and terminated its relationship with EPIC. The $25,000 deposit was then expensed to the statement of operations for the year ended December 31, 2020.

Rennova Acquisition Agreement

Effective December 31, 2020, the Company completed its acquisition agreement (“Rennova Acquisition Agreement”) with Rennova Health, Inc. (“Rennova”), an owner and operator of rural hospitals in Tennessee, and InnovaQor, to merge Rennova’s software and genetic testing interpretation divisions, Health Technology Solutions, Inc. (HTS) and Advanced Molecular Services Group, Inc., (AMSG) and their subsidiaries into InnovaQor. After closing, these entities were to operate as wholly owned subsidiaries of InnovaQor which then would have been controlled by Rennova. Closing was subject to a number of customary conditions for a transaction of this nature and was intended to happen on or before January 31, 2020.

InnovaQor had previously completed a license agreement giving it certain rights to assets and technology from the Company’s proprietary live streaming communication technology. As part of the license agreement InnovaQor and TPT had agreed on a development project to create a next generation telehealth type platform. It was intended to combine the TPT and Rennova assets and technology into a smart phone and computer accessible healthcare platform to facilitate a patient’s immediate access to healthcare and their local hospital or doctors office, for initial consultation, scheduling of appointments and follow on care and other added value services that may be one off or recurring.

Rennova had agreed to complete the necessary steps and SEC filings with the intent to facilitate TPT shareholders receiving approximately 2,500,000 shares in InnovaQor, and Rennova’s shareholders receiving approximately $5M of Preference shares which were be converted to common shares. As described in the Rennova Acquisition Agreement, TPT, or its assigns, was to retain direct ownership of a further 3,500,000 shares and Rennova and retain ownership of an additional $17.5M of preference shares with certain conversion rights and restrictions, making it the contolling entity of InnovaQor.

Rennova terminated the Rennova Acquisition Agreement effective March 5, 2021 and the Company agreed to this termination with both parties not able to come to agreement of final terms.

InnovaQor Merger with Southern Plains

On August 1, 2020, InnovaQor, a wholly-owned subsidiary of the Company, entered into a Merger Agreement with the publicly traded company Southern Plains Oil Corp. (OTC PINK: SPLN prior to Merger Agreement). The SPLN Merger moved the Company’s subsidiary InnovaQor one step closer to completing a recently executed Asset Purchase Agreement with Rennova Health, Inc. The Merger also positioned InnovaQor to trade on the OTC Market, which InnovaQor is now traded under INOQ. The Company was to receive 6,000,000 common shares as part of the Merger Agreement out of a total of 6,400,667 common shares outstanding.

During August, InnovaQor authorized a Series A Super Majority Preferred Stock valued at $350,000 by management and issued to a third party in exchange for legal services. Effective September 30, 2020, the Series A Super Majority Preferred Stock was exchanged with TPT for a note payable of $350,000 payable in cash or common stock (see Note 5(1)). As such, as of September 30, 2020, the Company, for accounting purposes, took control of the merged InnovaQor and reflected in it’s consolidated balance the consolidated balance sheet of InnovaQor which assets and liabilities were di minimus. The merger was a reverse merger with Southern Plains of which there ended up being a non controlling interest of 6% as of December 31, 2020. The name of InnovaQor remained for the merged entities but was changed to TPT Strategic, Inc. on March 21, 2021.

A License Agreement that was originally signed between the Company and InnovaQor for software development but rescinded March 30, 2021 and the issuance of 6,000,000 shares of common stock were cancelled.

Bridge Internet Acquisition

On March 6, 2020, the Company executed an Acquisition and Purchase Agreement (“Agreement”) dated March 6, 2020 with Bridge Internet, LLC (“Bridge Internet”), a Delaware Limited Liability Company. On December 23, 2020, the Company and prior owner agreed to terminate the agreement.

The Agreement stated that the Company had acquired 75% of Bridge Internet for 8,000,000 shares of common stock of TPT Global Tech, Inc., 4,000,000 common shares issued to Sydney “Trip” Camper immediately and 4,000,000 common shares would vest equally over two years. As sufficient funding was raised by the Company, defined as approximately $3,000,000, marketing funds of up to $200,000 per quarter for the next year were to be provided. Sydney “Trip” Camper, would retain the remaining 25% of Bridge Internet and stay on as the CEO. This Agreement was terminated as if there were no agreement. Any monies paid as contractor payments by the Company are to be maintained and the Company is to have no liabilities related to Bridge Internet of any sort.